Financial Instruments (Details) - Schedule of classification of financial assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Financial assets	$ 18,660	$ 109,723
Financial liabilities
Financial liabilities	108,262	4,948
Financial assets at fair value through profit or loss: Foreign exchange forward contracts [Member]
Financial assets
Financial assets
Financial assets at fair value through profit or loss: Cash flow hedges [Member]
Financial assets
Financial assets	73	457
Financial assets at fair value through other comprehensive income: Marketable debt securities [Member]
Financial assets
Financial assets
Total Financial assets at fair value through other comprehensive income [Member]
Financial assets
Financial assets	73	457
Financial assets at cost: Cash and cash equivalent [Member]
Financial assets
Financial assets	18,587	70,197
Financial assets at cost - Short term bank deposits [Member]
Financial assets
Financial assets		39,069
Financial assets at cost - Total Financial assets at cost [Member]
Financial assets
Financial assets	18,587	109,266
Financial liabilities at fair value through profit or loss: Contingent consideration in business combination [Member]
Financial liabilities
Financial liabilities	21,995
Financial liabilities at fair value through profit or loss: Foreign exchange forward contracts [Member]
Financial liabilities
Financial liabilities		9
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities	21,995
Financial liabilities measured at amortized cost: Assumed liabilities through business combination [Member]
Financial liabilities
Financial liabilities	61,915
Financial liabilities measured at amortized cost: Bank loans [Member]
Financial liabilities
Financial liabilities	20,038	274
Financial liabilities measured at amortized cost: Leases [Member]
Financial liabilities
Financial liabilities	4,314	4,665
Total Financial liabilities measured at amortized cost [Member]
Financial liabilities
Financial liabilities	$ 86,267	$ 4,939